Amounts Included in Accumulated Other Comprehensive Income (Loss) as Pension Liability Adjustments, Foreign Plans (Detail) (Foreign plans) In Thousands	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain	¥ 301,000	$ 3,620	¥ 77,000
Pension liability adjustments, pre-tax	¥ 301,000	$ 3,620	¥ 77,000